Fair Value Measurements (Details) - USD ($)	4 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Fair Value Measurements (Details) [Line Items]
Open ended money market fund	$ 79,316	$ 79,316
Transferred of public warrants		31,567,500
Increase (decrease) in the fair of liabilities	$ 16,200,000
Maximum [Member]
Fair Value Measurements (Details) [Line Items]
Increase (decrease) in the fair of liabilities		1,013,000
Minimum [Member]
Fair Value Measurements (Details) [Line Items]
Increase (decrease) in the fair of liabilities		$ 9,161,000